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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number      811-02995
                                       -----------------------------------------

                             NRM Investment Company
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

NRM Investment Company
Rosemont Business Campus #3
919 Conestoga Road, Suite 112, Rosemont, PA                       19010
--------------------------------------------------------------------------------
(Address of principal executive offices)                        (Zip code)

Mr. John H. McCoy, Jr.
NRM Investment Company
Rosemont Business Campus #3
919 Conestoga Road, Suite 112, Rosemont, PA 19010
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (610) 527-7009
                                                     ---------------------

Date of fiscal year end:    August 31st
                           --------------

Date of reporting period:     November 30, 2005
                            ----------------------

Form N-Q ITEM 1
NRM INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
AS OF 11/30/2005

                  FACE
                  VALUE                                                                                      MARKET         AS A
CUSIP          IN THOUSANDS         DESCRIPTION            STATE       MATURITY   CALL DATE      RATE        VALUE       PERCENTAGE
------------------------------------------------------------------------------------------------------------------------------------
                          SHORT TERM
60934N542      4,828      FEDERATED PA MUNI                PA                                                4,827,536
                                                                                                          ------------
                                                                                                             4,827,536      33.60%
                          TOTAL SHORT TERM
                          MUNICIPAL BONDS
                          GENERAL OBLIGATION BONDS
832903BL1        135      SNOHOMISH CTY WA                 WA           02/01/07                  3.000%       134,073
118565QR4        100      BUCKS CTY                        PA           06/15/11    6/15/09       5.000%       105,344
725209CV0        250      PITTSBURGH                       PA           09/01/12     3/1/12       5.000%       264,375
003508GN2        200      ABINGTON HGT S/D                 TX           02/15/13                               201,742
084509HP6        100      BERKS COUNTY                     PA           11/15/14   11/15/08       5.000%       103,706
7178807S1        300      PHILA SD PA GO                   PA           08/01/15     8/1/12       5.625%       334,152
717880Y44        100      PHILA SD                         PA           04/01/16     4/1/09       5.250%       105,922
531666AP0        170      LICKING CTY                      OH           12/01/16    12/1/12       5.375%       185,541
725276Z36        250      PITTSBURGH                       PA           09/01/17                  5.500%       282,338
118565PJ3        200      BUCKS CTY                        PA           12/01/17     4/1/07       5.250%       207,682
303820XF6        135      FAIRFAX CTY                      VA           12/01/17    12/1/07       5.500%       143,228
                                                                                                          ------------
                          TOTAL GENERAL OBLIGATION BONDS                                                     2,068,103      14.39%
                                                                                                          ------------
                          HOSPITAL BONDS
85230MAT1        125      ST MARY HOSPITAL                 PA           11/15/07                  3.000%       121,906
483233HL9        125      KALAMAZO                         MI           05/15/16    5/15/06       5.750%       128,941
                                                                                                          ------------
                          TOTAL HOSPITAL BONDS                                                                 250,848       1.75%
                                                                                                          ------------
                          HOUSING BONDS
38624LAP4        365      GRAND RAPIDS                     MI           06/01/08     6/1/06       6.600%       369,274
675903BG2         38      ODESSA HFC                       TX           11/01/11    11/1/05       8.450%        39,259
130329LV5         50      CALIF HSG FIN AG                 CA           02/01/14                 10.250%        51,910
641270K85          5      NEVADA HSG                       NV           10/01/15                  7.350%         5,001
01030NEC1        120      ALABAMA HSG SFM                  AL           10/01/16     4/1/06       6.000%       122,896
60415MWC4         80      MINN ST HSG                      MN           01/01/17     1/1/07       5.950%        81,918
419818FC8         50      HAWAII ST HSG                    HI           07/01/17     7/1/07       5.450%        51,379
91755GM98         10      UTAH ST HSG SFM                  UT           01/01/18                  6.300%        10,027
34073MFC1        100      FLORIDA ST                       FL           12/01/18    12/1/08       5.250%       102,778
                                                                                                          ------------
                          TOTAL HOUSING BONDS                                                                  834,441       5.81%
                                                                                                          ------------
                          OTHER REVENUE BONDS
196797XY5        315      COLORADO WATER                   CO           09/01/06                  4.000%       316,673
717823T99        430      PHILA GAS WORKS                  PA           08/01/11                  5.000%       456,918
017292VN0        100      ALLEGHENY CTY                    PA           11/01/11                  5.000%       107,178
70917NBE3        175      PA HGH ED                        PA           01/01/12     7/1/08       5.250%       182,642
70917NEY6        100      PA HGH ED                        PA           07/01/12     7/1/09       5.375%       106,035
468451MM8        100      JACKSON REDEVEL                  MS           04/01/13    10/1/05       5.700%       100,138
41473EBB6        100      HARRISBURG RECOVERY              PA           09/01/13     9/1/08       5.000%       105,380
772249JX7        125      ROCK HILL UTILITY                SC           01/01/14     1/1/10       5.125%       132,059
717893NB3        250      PHILA WASTEWATER                 PA           11/01/14    11/1/12       5.250%       271,195
709221JS5        230      PA STATE TPK                     PA           12/01/14    12/1/08       5.250%       243,082
709221JT3        200      PA STATE TPK                     PA           12/01/15    12/1/08       5.250%       210,766
771614FB5        100      ROCHESTER                        MN           02/01/16     2/1/10       5.750%       107,904
01728RBJ7        150      ALLEGHENY CTY                    PA           03/01/16    6/15/12       5.500%       168,206
677519T75        250      OHIO STATE                       OH           06/01/16     6/1/11       5.500%       268,385
70917NQL1        100      PA HGH ED                        PA           06/15/16    6/15/12       5.000%       105,459
71781QAQ1        100      PHILA IDA                        PA           02/15/17    2/15/07       5.400%       104,322
756872BP1        300      RED RIVER ED FIN AUTH            TX           08/15/17    2/15/10       6.000%       323,766
246352CH9        100      DELAWARE RIVER PORT AUTH         PA           01/01/18     1/1/10       5.750%       107,838
517704AZ5        100      LAS VEGAS CONVENTION             NV           07/01/18     7/1/09       5.750%       108,620
70922AS2         100      PA STATE TPK                     PA           07/15/18    7/15/11       5.375%       110,028
756872BQ9        150      RED RIVER ED FIN AUTH            TX           08/15/18    2/15/10       6.000%       161,642
5945536E4        100      MICHIGAN ST LOC GOVT             MI           12/01/18    12/1/06       6.125%       101,153
726030DH9        320      PLACER CTY CA WATER              CA           07/01/19     7/1/09       5.500%       346,829
107431BK3        100      BREVARD CTY                      FL           07/01/21     7/1/06       5.500%       103,284
489645LU3        500      KENNETT  SD                      PA           02/15/19                  5.250%       538,000
                                                                                                          ------------
                          TOTAL OTHER REVENUE BONDS                                                          4,887,501      34.01%
                                                                                                          ------------

             TOTAL MUNICIPAL BONDS                                                                           8,040,893      55.96%

             ENHANCED APPRECIATION SECURITIES
90261KHZ6    250,000      UBS AG JERSEY ZERO COUPON                     03/31/06                  0.000%       278,625
90261KJP6    750,000      UBS EAS ZERO COUPON                           06/30/06                  0.000%       776,250
90261KHY9    400,000      AG EAS ZERO COUPON                            02/28/06                  0.000%       446,000
                                                                                                          ------------
             TOTAL ENHANCED APPRECIATION SECURITIES                                                          1,500,875      10.45%
                                                                                                          ------------
             TOTAL PORTFOLIO                                                                                14,369,304     100.00%
                                                                                                          ============

                             NRM INVESTMENT COMPANY
                                    FORM N-Q
                                  QUARTER ENDED
                                    11/30/05

                                     Item II

DISCLOSURE CONTROLS AND PROCEDURES AND INTERNAL CONTROL
OVER FINANCIAL REPORTING:

GENERAL

The Fund has no employees and Fund's various compliance and reporting functions have been managed by entering into arrangements with third party providers. Lines of communication have been established with the Fund's President and/or Board of Directors and the various third party service providers.

ACCOUNTING

The Fund's accounting functions has been outsourced to Raymond J. Keefe, CPA who is independent with respect to the Fund. He records the transactions authorized by others and prepares monthly internal financial statements and external financial statements semi-annually. Any irregularities noted by Mr. Keefe are directly reported to the President.

In addition, Mr. Keefe is also responsible for tax reporting and tax compliance.

INVESTING

Prior to November 30, 2005 the Fund's investment advisory contract was on a non-discretionary basis. The Investment Advisor in connection with the President and Board of Directors approved all significant investment decisions. Subsequent to November 30 the investment advisory contract was on a discretionary basis. Quarterly reporting to the Board is required.

LEGAL AND COMPLIANCE

The Fund's attorney, Edward Fackenthal, is responsible for keeping the Fund updated as to the various regulatory requirements. In addition, he manages the actual SEC filing requirements.

In addition, he provides assistance to Mr. Keefe, who also serves as the Fund's compliance officer.

Both Mr. Fackenthal and Mr. Keefe have direct access to the Board of Director and the Fund's President.

                             NRM INVESTMENT COMPANY
                                    FORM N-Q
                                  QUARTER ENDED
                                    11/30/05

                                    Item III

                                  CERTIFICATION

I, John H. McCoy, President and Chief Financial Officer of NRM Investment Company, certify that:

1. I have reviewed this report on Form N-Q of NRM Investment Company.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the registrant is made known to me, particularly during the period in which this report is being prepared and that such information is timely recorded, processed, summarized and reported;

         (b) Designed such internal control over financial reporting, or cause such internal control over financial reporting to be designed under my supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures as of a date within 90 days prior to the filing fate of this report, based on such evaluation;

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the registrant's auditors and Board of Directors:

         (a) All significant deficiencies and material weaknesses in the design and operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other individuals or entities who have a significant role in the registrant's internal control over financial reporting.



Date: January 31,  2006

By:   /s/ John H. McCoy
      ---------------------
      John H. McCoy
      President and Chief Financial Officer